PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
At December 31, 2013 and 2012, property and equipment consists of the following:

	2013	2012
Computer equipment	$395,818	$395,818
Equipment	51,032	51,032
	446,850	446,850
Accumulated depreciation	(380,252)	(316,417)
Net property and equipment	$66,598	$130,433